Fees Summary	Feb. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,891,000
Previously Paid Amount	0.00
Total Fee Amount	1,514.31
Total Offset Amount	0.00
Net Fee	1,514.31
Narrative - Max Aggregate Offering Price	$ 9,891,000
Final Prospectus	true